Other liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Liabilities Explanatory [Abstract]
Fair value of derivatives financial instruments,Current	€ 1,445	€ 1,011
Fair value of derivatives financial instruments,Non-current	40	91
Liabilities from contracts with customers,Current	1,108
Liabilities from contracts with customers,Non-current	518
Cautionary deposits,Non-current	268	255
Other liabilities,Current	3,980	1,515
Other liabilities,Non-current	1,502	1,479
Current Other Liabilities	3,980	1,515
Non Current Other Liabilities	€ 1,502	€ 1,479